As filed with the Securities and Exchange Commission on April 17, 2006
                       Securities Act File No. 333-44568
                    Investment Company Act File No. 811-10085
________________________________________________________________________________

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                               -------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

         Pre-Effective Amendment No.   __                                    [ ]

         Post-Effective Amendment No.  7                                     [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

         Amendment No.  9                                                    [X]

                        (Check appropriate box or boxes.)


                   HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
                   -------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices)               (Zip Code)

       Registrant's Telephone Number, including Area Code: (252)-972-9922
                                                           --------------

                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


                                 With copies to:
                                 ---------------
                              F. Scott Thomas, Esq.
                      Parker, Poe, Adams & Bernstein L.L.P.
                              Three Wachovia Center
                       401 South Tryon Street, Suite 3000
                         Charlotte, North Carolina 28202


Approximate Date of Proposed Public Offering:   As soon as practicable after the
                                                Effective Date of this Amendment
                                                --------------------------------

It is proposed that this filing will become effective:  (check appropriate box)

            [ ]  immediately upon filing pursuant to paragraph (b);
            [ ]  on ________ (date) pursuant to paragraph (b);
            [X]  60 days after filing pursuant to paragraph (a)(1);
            [ ]  on ________ (date) pursuant to paragraph (a)(1);
            [ ]  75 days after filing pursuant to paragraph (a)(2); or
            [ ]  on ________ (date) pursuant to paragraph (a)(2) of Rule 485.

                   HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST

                       CONTENTS OF REGISTRATION STATEMENT


This registration statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement
Hillman Capital Management Funds
Part A - Prospectus
Part B - Statement of Additional Information
Part C - Other Information and Signature Page
Exhibits

                                     PART A
                                     ======

                                    FORM N-1A

                   HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST

                                   PROSPECTUS


                   HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
________________________________________________________________________________


                       THE HILLMAN FOCUSED ADVANTAGE FUND
                          THE HILLMAN TOTAL RETURN FUND

________________________________________________________________________________


                                   SUPPLEMENT
                              Dated April 28, 2006


This Supplement to the Prospectus dated January 30, 2006 for The Hillman Focused Advantage Fund and The Hillman Total Return Fund (each a "Fund" and collectively the "Funds"), each a series of the Hillman Capital Management Investment Trust, updates the Prospectus to revise the information as described below. For further information, please contact the Funds toll-free at 1-800-525-3863. You may also obtain additional copies of the Funds' Prospectus and Statement of Additional Information, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.

The "Investment Objectives" section found on page 2 of the Prospectus is being revised to state that the Funds' investment objectives may be changed without shareholder approval. Since the Funds' prior Prospectuses did not specifically include such a statement, the purpose of this supplement is to clarify this policy for the benefit of the Funds' shareholders. The "Investment Objectives"
section is hereby amended and replaced in its entirety to now reads as follows:

     The Hillman Focused Advantage Fund ("Focused Advantage Fund") seeks long-term capital appreciation. The Focused Advantage Fund is a non-diversified series of the Hillman Capital Management Investment Trust ("Trust"). The Hillman Total Return Fund ("Total Return Fund") seeks maximum total return through a combination of capital appreciation and current income. The Total Return Fund is a diversified series of the Trust. The Funds' investment objectives may be changed without shareholder approval.






          Investors Should Retain This Supplement For Future Reference
          ------------------------------------------------------------




The remainder of Part A of the Hillman Capital Management Investment Trust's ("Registrant") Form N-1A is incorporated in its entirety by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A filed on November 29, 2005 (File No. 333-44568).

                                     PART B
                                     ======

                                    FORM N-1A

                   HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION




Part B of the Registrant's Form N-1A is incorporated in its entirety by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A filed on November 29, 2005 (File No. 333-44568).

                                     PART C
                                     ======

                   HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST

                                    FORM N-1A

                                OTHER INFORMATION


ITEM 23. Exhibits
         --------

(a)      Trust Instrument.^1

(b)      Bylaws.^1

(c) Certificates for shares are not issued. Articles II and VII of the Trust Instrument, previously filed as Exhibit (a) hereto, define the rights of security holders.^1

(d) Investment Advisory Agreement between the Registrant and Hillman Capital Management, Inc., as Advisor.^2

(e)(1) Distribution Agreement between the Registrant and Capital Investment Group, Inc., as Distributor.^2

(e)(2) First Amendment to the Distribution Agreement between the Registrant and Capital Investment Group, Inc., as Distributor.^8

(f)      Not Applicable.

(g)(1) Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National
         Bank).^4

(g)(2)   First  Amendment  to  the  Master  Custodian   Agreement   between  The
         Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^7

(g)(3) First Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^4

(g)(4)   Second  Addendum  to  the  Master  Custodian   Agreement   between  The
         Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^5

(g)(5) Third Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^5

(g)(6)   Fourth  Addendum  to  the  Master  Custodian   Agreement   between  The
         Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^5

(g)(7) Fifth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^5

(g)(8) Sixth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^6

(g)(9)   Seventh  Addendum  to  the  Master  Custodian   Agreement  between  The
         Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^6

(g)(10)  Eighth  Addendum  to  the  Master  Custodian   Agreement   between  The
         Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^7

(g)(11) Ninth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^7

(g)(12) Tenth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^7

(g)(13) Individual Custodian Agreement between the Registrant and Wachovia Bank, N.A. (successor by merger to First Union National Bank), as Custodian.^3

(h)(1) Amended and Restated Fund Accounting and Compliance Administration Agreement between the Registrant and The Nottingham Company, as Administrator.^3

(h)(2) Dividend Disbursing and Transfer Agent Agreement between the Registrant and NC Shareholder Services, LLC, as Transfer Agent.^2

(h)(3) First Amendment to the Dividend Disbursing and Transfer Agent Agreement between the Registrant and NC Shareholder Services, LLC, as Transfer Agent.^8

(i) Opinion and Consent of Dechert, Counsel, regarding the legality of securities registered.^2

(j) Consent of Briggs, Bunting & Dougherty, LLP, Independent Registered Public Accounting Firm.^7

(k)      Balance Sheet for The Hillman Total Return Fund dated October 27, 2000.
         ^2

(l)      Initial Subscription Agreement.^2

(m)(1) Distribution Plan pursuant to Rule 12b-1 for The Hillman Focused Advantage Fund (formerly known as The Hillman Aggressive Equity Fund). ^2

(m)(2) Amended and Restated Distribution Plan pursuant to Rule 12b-1 for The Hillman Focused Advantage Fund.^8

(m)(3) Distribution Plan pursuant to Rule 12b-1 for The Hillman Total Return Fund.^2

(m)(4) Amended and Restated Distribution Plan pursuant to Rule 12b-1 for The Hillman Total Return Fund.^8

(n)      Rule 18f-3 Multi-Class Plan.^8

(o)      Reserved.

(p)(1)   Amended and Restated Code of Ethics for the Registrant.^7

(p)(2)   Amended and  Restated  Code of Ethics for Hillman  Capital  Management,
         Inc.^8

(q)      Copy of Powers of Attorney.^7

_______________________

1. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed August 25, 2000 (File No. 333-44568).
2. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed December 29, 2000 (File No. 333-44568).

3. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed January 28, 2002 (File No. 333-44568)
4. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed January 28, 2003 (File No. 333-44568)
5. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed January 28, 2004 (File No. 333-44568)
6. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed December 3, 2004 (File No. 333-44568)
7. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed November 29, 2005 (File No. 333-44568)
8. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed March 3, 2006 (File No. 333-44568)


ITEM 24. Persons Controlled by or Under Common Control with the Registrant
         -----------------------------------------------------------------

         No person is controlled by or under common control with the Registrant.


ITEM 25. Indemnification
         ---------------

         Under Delaware law, Section 3817 of the Treatment of Delaware Business Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as are set forth in the governing instrument of the business trust. The Registrant's Trust Instrument ("Trust Instrument") and Bylaws contain provisions covering indemnification of the officers and trustees.

         The Trust Instrument provides that every person who is, or has been, a trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted or allowed by law against any liability and against all expenses reasonably incurred or paid by such person in connection with any claim, action, suit or proceeding in which that person becomes involved as a party or otherwise by virtue of that person being or having been a trustee or officer and against amounts paid or incurred by such person in the settlement thereof. No indemnification shall be provided under the Trust Instrument to a trustee or officer: (i) who has been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office or (B) not to have acted in good faith in the reasonable belief that such person's action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office, (A) by the court or other body approving the settlement; (B) by at least a majority of those trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any shareholder may, by appropriate legal proceedings, challenge any such determination by the trustees or by independent counsel.

         Article VII of the Bylaws provides that subject to the limitations of the Trust Instrument, every trustee and officer shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by such person in connection with any proceeding in which that person becomes involved as a party or otherwise by virtue of such person being or having been an agent.

         In addition to the foregoing statements, the Registrant has entered into an Investment Advisory Agreement with its Advisor and a Distribution Agreement with its Distributor. These agreements provide indemnification for the respective investment advisors, directors, and their affiliates. Some of these persons may serve as trustees and officers of the Trust.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be granted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


ITEM 26. Business and Other Connections of the Investment Advisor
         --------------------------------------------------------

         The description of Hillman Capital Management, Inc. under the caption of "Management of the Funds - The Investment Advisor" in the Prospectus and under the caption "Management and Other Service Providers - Investment Advisor" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein. Information concerning the trustees and officers of Hillman Capital Management, Inc. as set forth in Hillman Capital Management, Inc.'s Form ADV filed with the Securities and Exchange Commission on August 23, 2000 (File No. 801-57921), and amended through the date hereof, is incorporated by reference herein.


ITEM 27. Principal Underwriter
         ---------------------

(a) Capital Investment Group, Inc. is underwriter and distributor for The Chesapeake Aggressive Growth Fund, The Chesapeake Growth Fund, The Chesapeake Core Growth Fund, EARNEST Partners Fixed Income Trust, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, The Brown Capital Management Mid-Cap Fund, Wisdom Fund, The Hillman Total Return Fund, The Hillman Focused Advantage Fund, The Turnaround Fund, CM Advisers Fund, CM Advisers Fixed Income Fund, PMFM Managed Portfolio Trust, PMFM Tactical Preservation Portfolio Trust, PMFM Tactical Opportunities Portfolio Trust, PMFM Core Advantage Portfolio Trust, Tilson Focus Fund, Tilson Dividend Fund, The Piedmont Select Value Fund, and Giordano Fund.

(b) Set forth below is information concerning each Director and Officer of the Distributor. The principal business address of the Distributor and each such person is 17 Glenwood Avenue, Raleigh, North Carolina 27622, (919) 831-2370.

           (1)                          (2)                          (3)
                             Positions and Offices         Positions and Offices
          Name                  With Underwriter            With Registrant
          ----                  ----------------            ---------------

    Richard K. Bryant               President                    None

   E.O. Edgerton, Jr.            Vice President                  None

     Con T. McDonald         Assistant Vice-President            None

  W. Harold Eddins, Jr.      Assistant Vice-President            None

    Kurt A. Dressler         Assistant Vice-President            None

   William B. Portwood      Chief Compliance Officer and         None
                            Assistant Vice-President

(c) Not applicable.


ITEM 28. Location of Accounts and Records
         --------------------------------

         All account books and records not normally held by U.S. Bank, N.A., formerly Wachovia Bank, N.A., the Custodian to the Registrant, are held by the Registrant, in the offices of The Nottingham Management Company d/b/a The Nottingham Company, Fund Accountant and Administrator to the Registrant; North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC, Transfer Agent to the Registrant; or Hillman Capital Management, Inc., Investment Advisor to the Registrant.

         The address of The Nottingham Company is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069. The address of NC Shareholder Services, LLC is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The address of Hillman Capital Management, Inc. is 4733 Bethesda Avenue, Suite 325, Bethesda, Maryland 20814. The address of U.S. Bank, N.A. is 123 South Broad Street, Philadelphia, Pennsylvania 19109.


ITEM 29. Management Services
         -------------------
         None.


ITEM 30. Undertakings
         ------------

         None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 17th day of April 2006.

HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST


By:   /s/ Julian G. Winters
      ______________________________
       Julian G. Winters
       Secretary and Assistant Treasurer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       Signature                          Title                  Date
       ---------                          -----                  ----



           *                              Trustee                April 17, 2006
_____________________________
Jack E. Brinson


           *                              Trustee, Chairman      April 17, 2006
_____________________________
Theo H. Pitt, Jr.


           *                               Trustee, President    April 17, 2006
_____________________________
Mark A. Hillman


           *                              Treasurer              April 17, 2006
_____________________________
Fletcher D. Perkins


  /s/ Tracey L. Hendricks                 Assistant Secretary    April 17, 2006
_____________________________
Tracey L. Hendricks



* By:  /s/ Julian G. Winters              Dated:  April 17, 2006
       _____________________________
        Julian G. Winters
        Secretary and Assistant Treasurer, Attorney-in-Fact